ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Details Narrative) - Bijie Yabei New Energy Automobile Co Ltd [Member]	6 Months Ended
Jun. 30, 2025 USD ($)
Multiemployer Plan [Line Items]
Assets held for sale	$ 465,773
Liabilities held for sale	552,111
Loss recycled	$ 86,338